Operating leases Schedule Of Non-cancellable Operating Lease Rentals As Lessor (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease rental payments receivable under non-cancellable operating lease	$ 3,862	$ 4,328
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease rental payments receivable under non-cancellable operating lease	726	806
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease rental payments receivable under non-cancellable operating lease	2,903	2,644
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease rental payments receivable under non-cancellable operating lease	$ 233	$ 878